N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosDelawareVIPGlobalEquityClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios – Delaware VIP Global Equity: Class II
Monument Contract No. 22-4056 | IvyVariableInsurancePortfoliosDelawareVIPGlobalEquityClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios – Delaware VIP Global Equity: Class II